ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accrued salaries and social welfare	$ 257,400	$ 259,774
Accrued expenses	350,625	60,542
Other payables, non-trade vendors	61,744	51,591
Deposit from customer	31,032	34,545
Accrued expenses and other current liabilities	$ 700,801	$ 406,452